UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           -----------------------------------------------------
Address:   470 University Avenue
           Palo Alto, CA 94301
           -----------------------------------------------------

Form 13F File Number: 28-10266
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William L. Edwards
        ------------------------------------
Title:  President of Palo Investors, Manager
        ------------------------------------
Phone:  (650) 325-0772
        ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ William L. Edwards                 Palo Alto, CA                  5/16/2007
----------------------                 -------------                  ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           71
                                         -----------
Form 13F Information Table Value Total:   $1,224,596
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ---- ------ ----
Advanced Magnetics Inc.        Com              00753P103    66247  1099172 SH       SOLE             SOLE      0    0
Alberta Clipper Energy Inc     Com              01285R104     7044  1877182 SH       SOLE             SOLE      0    0
Align Technology               Com              016255101    12972   817880 SH       SOLE             SOLE      0    0
Allis Chalmers Corp            Com              019645506    58408  3708467 SH       SOLE             SOLE      0    0
Altus Pharmaceuticals Inc      Com              02216N105      564    37025 SH       SOLE             SOLE      0    0
Amazon.com, Inc.               Com              23135106       517    13000 SH       SOLE             SOLE      0    0
Apple, Inc.                    Com              037833100      743     8000 SH       SOLE             SOLE      0    0
ArthroCare Corp                Com              043136100     4438   123142 SH       SOLE             SOLE      0    0
Atherogenics Inc.              Com              047439104     1146   408000 SH       SOLE             SOLE      0    0
ATP Oil & Gas Corp.            Com              00208J108    36803   978800 SH       SOLE             SOLE      0    0
Auxilium Pharmaceuticals       Com              05334D107    21145  1440390 SH       SOLE             SOLE      0    0
Berry Petroleum                Com              085789105     9198   300000 SH       SOLE             SOLE      0    0
Bill Barrett Corp.             Com              06846N104     3241   100000 SH       SOLE             SOLE      0    0
Biogen IDEC Inc.               Com              09062X103     6860   154570 SH       SOLE             SOLE      0    0
Biomarin Pharmaceuticals Inc   Com              09061G101     6178   357948 SH       SOLE             SOLE      0    0
Biosite Inc.                   Com              090945106    55073   655870 SH       SOLE             SOLE      0    0
BroadVision                    Com              111412607    39359 14631559 SH       SOLE             SOLE      0    0
Cache Inc                      Com              127150308    14299   805600 SH       SOLE             SOLE      0    0
Cadence Pharmaceuticals        Com              12738T100      344    23240 SH       SOLE             SOLE      0    0
CalFrac Well Services          Com              129584108     7510   450000 SH       SOLE             SOLE      0    0
Canadian Superior Energy       Com              136644101    33969 10614500 SH       SOLE             SOLE      0    0
Ceragon Networks               Com              M22013102     6614  1164500 SH       SOLE             SOLE      0    0
Chad Therapeutics Inc          Com              157228107      768   511681 SH       SOLE             SOLE      0    0
Cisco Systems, Inc.            Com              17275R102      689    27000 SH       SOLE             SOLE      0    0
Collagenex Pharma              Com              19419B100     8581   635170 SH       SOLE             SOLE      0    0
Cyberonics                     Com              23251P102     1321    70334 SH       SOLE             SOLE      0    0
Cytyc Corporation              Com              232946103    10574   309097 SH       SOLE             SOLE      0    0
Delta Petroleum                Com              247907207    12169   530000 SH       SOLE             SOLE      0    0
Digital River                  Com              25388B104    22874   414000 SH       SOLE             SOLE      0    0
Dynavax Technologies Corp      Com              268158102      232    42695 SH       SOLE             SOLE      0    0
Earthlink Inc                  Com              270321102    17534  2385563 SH       SOLE             SOLE      0    0
Ember Resources                Com              29081X108     4206  1941300 SH       SOLE             SOLE      0    0
Endeavour International        Com              29259G101    21167 10478600 SH       SOLE             SOLE      0    0
Exploration Co of Delaware     Com              302133202     4503   415000 SH       SOLE             SOLE      0    0
Flotek Industries              Com              343389102    34411  1207400 SH       SOLE             SOLE      0    0
Forbes Medi-Tech Inc.          Com              344907100       88    49900 SH       SOLE             SOLE      0    0
Foxhollow Technologies         Com              35166A103    37963  1817300 SH       SOLE             SOLE      0    0
Gastar Exploration             Com              367299104    39574 12200000 SH       SOLE             SOLE      0    0
Helmerich Payne                Com              423452101    12591   415000 SH       SOLE             SOLE      0    0
IDM Pharma                     Com              449394105    10410  3154500 SH       SOLE             SOLE      0    0
Kyphon Inc                     Com              501577100    36645   811805 SH       SOLE             SOLE      0    0
Medtronic Inc                  Com              585055106     3317    67610 SH       SOLE             SOLE      0    0
Merck & Co. Inc                Com              589331107     3015    68260 SH       SOLE             SOLE      0    0
MGI Pharma Inc.                Com              552880106     6333   281855 SH       SOLE             SOLE      0    0
Momenta Pharma                 Com              60877T100    28524  2200915 SH       SOLE             SOLE      0    0
On Track Innovation            Com              M8791A109    12865  1819668 SH       SOLE             SOLE      0    0
Onyx Pharmaceuticals           Com              683399109    25402  1022635 SH       SOLE             SOLE      0    0
Pain Therapeutics              Com              69562K100     2461   313900 SH       SOLE             SOLE      0    0
Peets Coffee & Tea Inc         Com              705560100    41603  1506275 SH       SOLE             SOLE      0    0
Pharmion Corp                  Com              71715B409    16538   629057 SH       SOLE             SOLE      0    0
Plains Exploration &           Com              726505100    19862   440000 SH       SOLE             SOLE      0    0
Production, Co.
Portfolio Recovery Associate   Com              73640Q105    14464   323948 SH       SOLE             SOLE      0    0
Progenics Pharmaceuticals      Com              743187106      251    10600 SH       SOLE             SOLE      0    0
Questcor Pharmaceuticals, Inc. Com              74835Y101     1066  1014900 SH       SOLE             SOLE      0    0
Range Resources Corp           Com              75281A109    21009   629000 SH       SOLE             SOLE      0    0
Rentech Inc.                   Com              760112102    12628  4021600 SH       SOLE             SOLE      0    0
Restoration Hardware           Com              760981100    20192  3078100 SH       SOLE             SOLE      0    0
Rowan Companies Inc.           Com              779382100     9741   300000 SH       SOLE             SOLE      0    0
Savient Pharma                 Com              80517Q100   109894  9142608 SH       SOLE             SOLE      0    0
Spectranectics Corp            Com              84760C107     1084   101300 SH       SOLE             SOLE      0    0
St. Jude Medical Inc           Com              790849103    49540  1317200 SH       SOLE             SOLE      0    0
Sun Microsystems, Inc.         Com              866810104    22489  3742000 SH       SOLE             SOLE      0    0
The 9 Limited                  Com              88337K104    33540   995850 SH       SOLE             SOLE      0    0
Toreador Resources Corp        Com              891050106    14702   810000 SH       SOLE             SOLE      0    0
Triangle Petroleum Corp        Com              89600B102    13052  6070800 SH       SOLE             SOLE      0    0
Ultra Petroleum Corp           Com              903914109     2657    50000 SH       SOLE             SOLE      0    0
Unica Corp                     Com              904583101    11793   939700 SH       SOLE             SOLE      0    0
UTS Energy Corp.               Com              903396109    15430  4301000 SH       SOLE             SOLE      0    0
ViroPharma Inc.                Com              928241108    15709  1094726 SH       SOLE             SOLE      0    0
WebSense                       Com              947684106    17399   756787 SH       SOLE             SOLE      0    0
Whiting Petroleum Corporation  Com              966387102     9064   230000 SH       SOLE             SOLE      0    0